Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Federal-Taxable income
Total current tax provision
Current Tax Provision
Federal-Loss carry forwards			$ 130,460		$ 263,821	$ 16,275
Change in valuation allowance			$ (130,460)		$ (263,821)	$ (16,275)
Total deferred tax provision